Subsequent Events (Details) (USD $)	0 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended		0 Months Ended															0 Months Ended
	Nov. 15, 2012	Oct. 23, 2012	Jun. 30, 2012	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Feb. 20, 2013	Feb. 21, 2013 Berry Petroleum Company [Member] Subsequent Event [Member]	May 16, 2013 Dividend Declared [Member]	May 16, 2013 Dividend Declared [Member]	Apr. 24, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Jan. 25, 2013 Dividend Declared [Member]	Jul. 16, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jul. 16, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jul. 02, 2013 Dividend Declared [Member] Subsequent Event [Member]	Apr. 24, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 15, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 15, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jan. 24, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 20, 2013 Linn Energy, LLC [Member] Berry Petroleum Company [Member]	Feb. 21, 2013 Linn Energy, LLC [Member] Berry Petroleum Company [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Preliminary value of definitive purchase merger							$ 4,400,000,000	$ 4,300,000,000														$ 4,400,000,000	$ 4,300,000,000
Number of LinnCo common shares for each Berry common share								1.25															1.25
Business acquisition, price per common share							$ 46.2375	$ 46.2375														$ 46.2375	$ 46.2375
Distributions received, amount per unit (in usd per unit)											$ 0.725			$ 0.725			$ 0.2416				$ 0.725
Cash distributions received			0	25,221,000	50,442,000	25,221,000				25,000,000			25,000,000			8,000,000				25,000,000
Dividends declared, amount per share (in usd per share)		$ 0.71									$ 0.725			$ 0.71			$ 0.2416	$ 0.725			$ 0.71
Tax reserve, amount per share (in usd per share)		$ 0.015									$ 0			$ 0.015			$ 0	$ 0			$ 0.015
Dividends paid to shareholders	24,699,000		0	24,699,000	49,920,000	24,699,000			25,000,000			25,000,000			8,000,000				25,000,000
Income tax reserve withheld	$ 522,000											$ 522,000	$ 522,000						$ 522,000	$ 522,000